Leases, Future Minimum Time-Charter Receipts (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2023 (remaining)	$ 40,638
2024	66,674
2025	43,342
2026	34,428
2027 and thereafter	91,615
Total	$ 276,697
Estimated off-hire time	20 days
Cargill International SA [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
CTC [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4